Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total remuneration	$ 522,154	$ 511,318
Directors And Officers Consulting Fees [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	462,154	431,554
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	$ 60,000	$ 79,764